Other Fixed Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property Plant And Equipment [Line Items]
Depreciation expense	$ 10,127	$ 11,183
Net book value at beginning of period	13,392
Net book value at end of period	13,204
Land
Property Plant And Equipment [Line Items]
Cost at beginning of period	9,036
Additions	0
Disposals	0
Cost at end of period	9,036
Accumulated depreciation at beginning of period	0
Depreciation expense	0
Accumulated depreciation at end of period	0
Net book value at beginning of period	9,036
Net book value at end of period	9,036
Buildings
Property Plant And Equipment [Line Items]
Cost at beginning of period	3,459
Additions	0
Disposals	0
Cost at end of period	3,459
Accumulated depreciation at beginning of period	(450)
Depreciation expense	(19)
Disposals	0
Accumulated depreciation at end of period	(469)
Net book value at beginning of period	3,009
Net book value at end of period	2,990
Other
Property Plant And Equipment [Line Items]
Cost at beginning of period	3,405
Additions	456
Disposals	(812)
Cost at end of period	3,049
Accumulated depreciation at beginning of period	(2,058)
Depreciation expense	(400)
Disposals	587
Accumulated depreciation at end of period	(1,871)
Net book value at beginning of period	1,347
Net book value at end of period	1,178
Total
Property Plant And Equipment [Line Items]
Cost at beginning of period	15,900
Additions	456
Disposals	(812)
Cost at end of period	15,544
Accumulated depreciation at beginning of period	(2,508)
Depreciation expense	(419)
Disposals	587
Accumulated depreciation at end of period	(2,340)
Net book value at beginning of period	13,392
Net book value at end of period	$ 13,204